UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Fund

Schedule of Investments
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 92.26%

Consumer Discretionary - 31.27%
*	Amazon.com, Inc.	1,500	$1,124,805
	Dunkin' Brands Group, Inc.	10,000	524,400
	NIKE, Inc.	20,000	1,016,600
	Nordstrom, Inc.	15,000	718,950
	Office Depot, Inc.	200,000	904,000
	Staples, Inc.	60,000	543,000
	Starbucks Corp.	25,000	1,388,000
	Target Corp.	15,000	1,083,450
†	The Gap, Inc.	30,000	673,200
	The Walt Disney Co.	10,000	1,042,200
	Tiffany & Co.	15,000	1,161,450
	Yum! Brands, Inc.	10,000	633,300
			10,813,355
Consumer Staples - 6.67%
	The Hershey Co.	12,800	1,323,904
	Whole Foods Market, Inc.	31,900	981,244
			2,305,148
Energy - 5.79%
†	Exxon Mobil Corp.	13,200	1,191,432
*†	Transocean Ltd.	55,000	810,700
			2,002,132
Financials - 15.52%
	American Express Co.	15,000	1,111,200
†	Bank of America Corp.	55,000	1,215,500
	The Bank of New York Mellon Corp.	26,000	1,231,880
†	The Western Union Co.	30,000	651,600
	Wells Fargo & Co.	21,000	1,157,310
			5,367,490
Health Care - 10.45%
	Amgen, Inc.	6,600	964,986
	Bristol-Myers Squibb Co.	17,000	993,480
*	Laboratory Corp of America Holdings	6,000	770,280
†	Merck & Co., Inc.	15,000	883,050
			3,611,796
Industrials - 4.79%
*	Stericycle, Inc.	12,000	924,480
	The Boeing Co.	4,700	731,696
			1,656,176
Information Technology - 17.77%
	Apple, Inc.	8,000	926,560
	Corning, Inc.	42,900	1,041,183
	Intel Corp.	30,000	1,088,100

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
	Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
International Business Machines Corp.	6,000	$995,940
Microsoft Corp.	20,000	1,242,800
† Oracle Corp.	22,000	845,900
Verizon Communications, Inc.	100	5,338
		6,145,821

Total Common Stocks (Cost $29,167,932)		31,901,918

EXCHANGE-TRADED FUND - 2.76%
* ProShares Short 20+ Year Treasury	40,000	955,600

Total Exchange-Traded Fund (Cost $895,000)		955,600

SHORT-TERM INVESTMENT - 4.95%
§ Money Market Fiduciary Portfolio, 0.01%	1,710,901	1,710,901

Total Short-Term Investment (Cost $1,710,901)		1,710,901

Total Value of Investments (Cost $31,773,833) (a) - 99.97%		$34,568,419

Options Written (Premiums Received $108,989) - (0.13)%		(43,585)

Other Assets Less Liabilities - 0.16%		53,798

Net Assets - 100%		$34,578,632

§ Represents 7 day effective yield
* Non-income producing investment
† Securities pledged as collateral

		(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
					Value (Note 1)

		Number of	Exercise	Expiration
CALL OPTIONS WRITTEN - 0.13%		Contracts	Price	Date
*	Intel Corp.	240	$38.00	1/20/2017	$2,760
*	Office Depot, Inc.	2,000	5.00	1/20/2017	7,000
*	The Western Union Co.	300	22.00	1/20/2017	8,250
*	Transocean Ltd.	550	15.00	1/20/2017	25,575

	Total Call Options Written (Premiums Received $108,989)				43,585

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$4,969,899
Aggregate gross unrealized depreciation					(2,109,910)

	Net unrealized appreciation				$2,859,990

	Summary of Investments
	by Sector	% of Net
		Assets		Value
	Consumer Discretionary	31.27%		$10,813,355
	Consumer Staples	6.67%		2,305,148
	Energy	5.79%		2,002,132
	Financials	15.52%		5,367,490
	Health Care	10.45%		3,611,796
	Industrials	4.79%		1,656,176
	Information Technology	17.77%		6,145,821
	Exchange-Traded Fund	2.76%		955,600
	Short-Term Investment	4.95%		1,710,901
	Call Options Written	-0.13%		(43,585)
	Other Assets Less Liabilities	0.16%		53,798
	Total	100.00%		$34,578,632

					(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$31,901,918	$31,901,918	$-	$-
Exchange-Traded Fund	955,600	955,600	-	-
Short-Term Investment	1,710,901	1,710,901	-	-
Total Assets	$34,568,419	$34,568,419	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$43,585	$-	$43,585	$-
Total Liabilities	$43,585	$-	$43,585	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 21, 2017	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 21, 2017	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson, III
Date: February 22, 2017	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust